UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2017 are attached.

Transamerica Asset Allocation Variable Funds

Quarterly Schedules of Investments

September 30, 2017

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report.

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.3%
Transamerica Partners Variable International Equity (A) (B)	5,421	$ 130,833

Money Market Fund - 0.1%
Transamerica Partners Variable Government Money Market (A) (B)	406	8,563

U.S. Equity Funds - 8.8%
Transamerica Partners Variable Large Growth (A) (B)	1,703	189,784
Transamerica Partners Variable Large Value (A) (B)	2,150	194,322
Transamerica Partners Variable Small Core (A) (B)	1,949	124,420

		508,526

U.S. Fixed Income Funds - 88.8%
Transamerica Partners Variable Core Bond (A) (B)	57,254	2,695,707
Transamerica Partners Variable High Quality Bond (A) (B)	52,094	925,730
Transamerica Partners Variable High Yield Bond (A) (B)	17,834	623,249
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	33,427	903,887

		5,148,573

Total Investment Companies (Cost $5,304,392)		5,796,495

Total Investments (Cost $5,304,392)		5,796,495
Net Other Assets (Liabilities) - (0.0)% (C)		(929)

Net Assets - 100.0%		$ 5,795,566

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,796,495	$—	$—	$5,796,495

Total Investments	$5,796,495	$—	$—	$5,796,495

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.5%
Transamerica Partners Variable International Equity (A) (B)	94,001	$ 2,268,779

Money Market Fund - 0.2%
Transamerica Partners Variable Government Money Market (A) (B)	2,007	42,331

U.S. Equity Funds - 40.8%
Transamerica Partners Variable Large Growth (A) (B)	25,244	2,813,627
Transamerica Partners Variable Large Value (A) (B)	31,170	2,817,621
Transamerica Partners Variable Small Core (A) (B)	28,193	1,799,638

		7,430,886

U.S. Fixed Income Funds - 46.5%
Transamerica Partners Variable Core Bond (A) (B)	85,415	4,021,621
Transamerica Partners Variable High Quality Bond (A) (B)	74,577	1,325,247
Transamerica Partners Variable High Yield Bond (A) (B)	31,899	1,114,786
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	74,258	2,007,963

		8,469,617

Total Investment Companies (Cost $13,453,491)		18,211,613

Total Investments (Cost $13,453,491)		18,211,613
Net Other Assets (Liabilities) - (0.0)% (C)		(2,888)

Net Assets - 100.0%		$ 18,208,725

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$18,211,613	$—	$—	$18,211,613

Total Investments	$18,211,613	$—	$—	$18,211,613

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.9%
Transamerica Partners Variable International Equity (A) (B)	214,152	$ 5,168,682

Money Market Fund - 0.3%
Transamerica Partners Variable Government Money Market (A) (B)	3,965	83,632

U.S. Equity Funds - 55.6%
Transamerica Partners Variable Large Growth (A) (B)	60,166	6,705,924
Transamerica Partners Variable Large Value (A) (B)	69,570	6,288,846
Transamerica Partners Variable Small Core (A) (B)	63,058	4,025,142

		17,019,912

U.S. Fixed Income Funds - 27.2%
Transamerica Partners Variable Core Bond (A) (B)	88,318	4,158,300
Transamerica Partners Variable High Quality Bond (A) (B)	31,024	551,312
Transamerica Partners Variable High Yield Bond (A) (B)	32,680	1,142,086
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	91,822	2,482,887

		8,334,585

Total Investment Companies (Cost $19,653,484)		30,606,811

Total Investments (Cost $19,653,484)		30,606,811
Net Other Assets (Liabilities) - (0.0)% (C)		(4,817)

Net Assets - 100.0%		$ 30,601,994

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$30,606,811	$—	$—	$30,606,811

Total Investments	$30,606,811	$—	$—	$30,606,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Government Money Market Portfolio or in the Transamerica Funds (each a “Portfolio” and collectively, the “Portfolios”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts.

For each of the Portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Portfolios. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at September 30, 2017, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying subaccounts. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Asset Allocation Variable Funds	Page 2	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended September 30, 2017, the Subaccounts’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation – Short Horizon Subaccount	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$2,724,759	$160,577	$(270,323)	$51,260	$29,434	$2,695,707	57,254	$—	$—
Transamerica Partners Variable Government Money Market	16,326	1,070,588	(1,078,351)	—	—	8,563	406	—	—
Transamerica Partners Variable High Quality Bond	900,659	109,677	(89,464)	1,156	3,702	925,730	52,094	—	—
Transamerica Partners Variable High Yield Bond	612,506	34,908	(61,905)	18,573	19,167	623,249	17,834	—	—
Transamerica Partners Variable Inflation-Protected Securities	881,929	107,549	(90,326)	4,310	425	903,887	33,427	—	—
Transamerica Partners Variable International Equity	117,197	7,133	(12,845)	3,445	15,903	130,833	5,421	—	—
Transamerica Partners Variable Large Growth	185,518	10,707	(45,887)	23,183	16,263	189,784	1,703	—	—
Transamerica Partners Variable Large Value	190,044	10,472	(18,897)	9,463	3,240	194,322	2,150	—	—
Transamerica Partners Variable Small Core	126,435	7,136	(12,324)	5,800	(2,627)	124,420	1,949	—	—

Total	$5,755,373	$1,518,747	$(1,680,322)	$117,190	$85,507	$5,796,495	$172,238	$—	$—

Transamerica Asset Allocation – Intermediate Horizon Subaccount	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,910,797	$215,143	$(220,949)	$60,747	$55,883	$4,021,621	85,415	$—	$—
Transamerica Partners Variable Government Money Market	34,507	2,246,366	(2,238,542)	—	—	42,331	2,007	—	—
Transamerica Partners Variable High Quality Bond	1,320,011	71,714	(73,547)	3,174	3,895	1,325,247	74,577	—	—
Transamerica Partners Variable High Yield Bond	1,055,888	53,786	(60,664)	36,853	28,923	1,114,786	31,899	—	—
Transamerica Partners Variable Inflation-Protected Securities	1,894,332	212,587	(108,731)	10,744	(969)	2,007,963	74,258	—	—
Transamerica Partners Variable International Equity	1,954,593	107,572	(118,691)	41,648	283,657	2,268,779	94,001	—	—
Transamerica Partners Variable Large Growth	2,659,903	127,741	(542,063)	349,503	218,543	2,813,627	25,244	—	—
Transamerica Partners Variable Large Value	2,659,415	127,742	(151,561)	93,523	88,502	2,817,621	31,170	—	—
Transamerica Partners Variable Small Core	1,763,570	85,161	(97,123)	63,514	(15,484)	1,799,638	28,193	—	—

Total	$17,253,016	$3,247,812	$(3,611,871)	$659,706	$662,950	$18,211,613	$446,764	$—	$—

Transamerica Asset Allocation – Intermediate/ Long Horizon Subaccount	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,908,810	$337,567	$(209,693)	$63,842	$57,774	$4,158,300	88,318	$—	$—
Transamerica Partners Variable Government Money Market	81,685	3,104,093	(3,102,146)	—	—	83,632	3,965	—	—
Transamerica Partners Variable High Quality Bond	529,935	46,266	(27,827)	1,654	1,284	551,312	31,024	—	—
Transamerica Partners Variable High Yield Bond	1,100,639	30,689	(57,331)	34,553	33,536	1,142,086	32,680	—	—
Transamerica Partners Variable Inflation-Protected Securities	2,393,191	199,475	(122,351)	11,220	1,352	2,482,887	91,822	—	—
Transamerica Partners Variable International Equity	4,531,945	143,484	(256,167)	35,271	714,149	5,168,682	214,152	—	—
Transamerica Partners Variable Large Growth	5,622,040	156,586	(327,397)	160,441	1,094,254	6,705,924	60,166	—	—
Transamerica Partners Variable Large Value	6,041,358	149,611	(311,021)	62,042	346,856	6,288,846	69,570	—	—
Transamerica Partners Variable Small Core	4,020,625	104,238	(204,123)	92,870	11,532	4,025,142	63,058	—	—

Total	$28,230,228	$4,272,009	$(4,618,056)	$461,893	$2,260,737	$30,606,811	$654,755	$—	$—

Transamerica Asset Allocation Variable Funds	Page 3	September 30, 2017 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.3%
Federal Agricultural Mortgage Corp.
3-Month LIBOR - 0.17%, 1.13% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.23%, 1.07% (A), 04/03/2019	12,200,000	12,198,569
3-Month LIBOR - 0.26%, 1.07% (A), 09/28/2018	13,500,000	13,501,267
1-Month LIBOR + 0.12%, 1.36% (A), 11/13/2017	12,100,000	12,100,076
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 1.10% (A), 10/19/2018	22,000,000	22,000,000
3-Month LIBOR - 0.20%, 1.10% (A), 01/18/2019	12,700,000	12,703,915
1-Month LIBOR - 0.09%, 1.15% (A), 01/14/2019	12,000,000	12,000,000
3-Month LIBOR - 0.17%, 1.15% (A), 06/01/2018	13,500,000	13,500,000
3-Month LIBOR - 0.06%, 1.26% (A), 12/18/2017	7,500,000	7,502,297
3-Month LIBOR - 0.02%, 1.28% (A), 10/04/2017	24,000,000	24,000,042
1-Month LIBOR + 0.08%, 1.31% (A), 10/27/2017	20,500,000	20,500,000
Federal Home Loan Mortgage Corp.
3-Month LIBOR - 0.28%, 1.03% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association
3-Month LIBOR - 0.05%, 1.28% (A), 03/21/2018	15,500,000	15,520,384

Total U.S. Government Agency Obligations (Cost $205,526,550)		205,526,550

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.4%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.105%, 1.13% (A), 06/22/2018	21,000,000	21,000,000
1-Month LIBOR - 0.10%, 1.14% (A), 09/14/2018	16,000,000	16,000,000
Federal Agricultural Mortgage Corp. Discount Notes
1.18% (B), 01/02/2018	16,600,000	16,549,721
Federal Home Loan Bank Discount Notes 1.03% (B), 10/18/2017	3,300,000	3,298,325
1.05% (B), 11/29/2017	52,300,000	52,210,044
1.06% (B), 12/22/2017	6,300,000	6,284,821
1.08% (B), 10/18/2017 - 11/03/2017	50,000,000	49,961,747
1.10% (B), 10/25/2017 - 11/06/2017	35,600,000	35,569,826
1.15% (B), 02/21/2018	26,000,000	25,883,000
1.16% (B), 03/14/2018	26,200,000	26,063,105

Total Short-Term U.S. Government Agency Obligations (Cost $252,820,589)		252,820,589

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bill
1.08% (B), 12/21/2017	$ 12,300,000	$ 12,270,302
1.13% (B), 12/21/2017	26,000,000	25,934,204

Total Short-Term U.S. Government Obligations (Cost $38,204,506)		38,204,506

REPURCHASE AGREEMENTS - 46.2%
Barclays Capital, Inc. 1.04% (B), dated 09/29/2017, to be repurchased at $65,405,668 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 1.32% - 6.92%, due 12/20/2028 - 08/20/2044, and with a total value of $66,708,000.	65,400,000	65,400,000
Barclays Capital, Inc. 1.26% (B), dated 09/28/2017, to be repurchased at $36,819,320 on 10/13/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.60%, due 03/18/2027- 03/01/2047, and with a total value of $37,536,000. (C)	36,800,000	36,800,000
Deutsche Bank Securities, Inc. 1.06% (B), dated 09/29/2017, to be repurchased at $6,300,557 on 10/02/2017. Collateralized a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $6,426,050.	6,300,000	6,300,000
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $386,871 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 06/30/2024, and with a value of $399,101.	386,867	386,867
Goldman Sachs & Co. 1.02% (B), dated 09/29/2017, to be repurchased at $53,004,505 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 3.50% - 5.00%, due 08/20/2033 - 09/01/2047, and with a total value of $54,060,001.	53,000,000	53,000,000
ING Financial Markets LLC 1.01% (B), dated 09/29/2017, to be repurchased at $94,307,937 on 10/02/2017. Collateralized by U.S. Government Obligations, 1.50% - 1.88%, due 04/30/2022 - 03/31/2023, and with a total value of $96,188,626.	94,300,000	94,300,000
Jefferies LLC 1.18% (B), dated 09/29/2017, to be repurchased at $50,504,966 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 2.39 - 3.15%, due 11/01/2026 - 02/01/2029, and with a total value of $51,510,001.	50,500,000	50,500,000
Nomura Securities International, Inc. 1.08% (B), dated 09/29/2017, to be repurchased at $120,310,827 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 1.93% - 9.00%, due 01/01/2018 - 10/20/2066, and with a total value of $122,706,000.	120,300,000	120,300,000

Total Repurchase Agreements (Cost $426,986,867)		426,986,867

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2017 Form N-Q

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

Value
Total Investments (Cost $923,538,512)	$ 923,538,512
Net Other Assets (Liabilities) - 0.0% (D)	28,197

Net Assets - 100.0%	$ 923,566,709

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$205,526,550	$—	$205,526,550
Short-Term U.S. Government Agency Obligations	—	252,820,589	—	252,820,589
Short-Term U.S. Government Obligations	—	38,204,506	—	38,204,506
Repurchase Agreements	—	426,986,867	—	426,986,867

Total Investments	$—	$923,538,512	$—	$923,538,512

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	Illiquid security. At September 30, 2017, the value of such securities amounted to $36,800,000 or 4.0% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Government Money Market Portfolio (the “Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Portfolio applies investment company accounting and reporting guidance. The Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolio. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

The Portfolios’s Board of Trustees (the “Board”) approved the reorganization of the Portfolio (the “Target Portfolio”) into Transamerica Government Money Market, an existing series of Transamerica Funds. Portfolio shareholders will receive newly-issued Class I3 shares of Transamerica Government Money Market in the reorganization.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Transamerica Partners Portfolios	Page 3	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2017, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Partners Portfolios	Page 4	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at September 30, 2017, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2017.

Repurchase agreements at September 30, 2017, if any, are included within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio may involve certain risks, as discussed in the Portfolio’s prospectus, including but not limited to the following:

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

7. SUBSEQUENT EVENT

Effective October 13, 2017, the Target Portfolio consummated its reorganization.

Transamerica Partners Portfolios	Page 5	September 30, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2017